UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number:         811-08495

NATIONWIDE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Amy Haid, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-2561

Date of fiscal year ends: September 30, 2019 and October 31, 20191

Date of reporting periods: October 1, 2018 through September 30, 2019 and October 1, 2019 through October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

[1]

After the close of the September 30, 2019 fiscal year, the Nationwide AllianzGI International Growth Fund changed its fiscal year end from September 30 to October 31. Therefore, the fiscal year ended October 31, 2019 reflects the 1 month period from October 1, 2019 through October 31, 2019.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Annual Report

September 30, 2019

October 31, 2019

Nationwide Mutual Funds

International Funds

Nationwide AllianzGI International Growth Fund

IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutualfundprospectuses, and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.

If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds®

Commentary in this report is provided by the Fund’s portfolio manager as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Fund, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for the Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Message to Investors

Dear Investor,

Nationwide Funds is pleased to welcome you as an investor in the Nationwide AllianzGI International Growth Fund (the Fund). The Fund launched on June 3, 2019 after the Fund adopted the AllianzGI International Growth Fund on June 1, 2019. The Fund is subadvised by Allianz Global Investors LLC with the same experienced team of portfolio managers that was responsible for the day-to-day management of the AllianzGI International Growth Fund. The following commentary covers the period ending October 31, 2019.*

Economic Review

Equity markets reached all-time highs during the annual reporting period, as investors were encouraged by an incrementally dovish Federal Reserve (Fed) and hopes for a trade deal with China.

Leading into the reporting period and through the last two months of 2018, however, markets were weak in reaction to a global economic slowdown driven by trade concerns and geopolitical uncertainty. The S&P 500® Index (S&P 500) registered -13.7% in the fourth calendar quarter of 2018 — the worst quarter in seven years. Conditions improved immediately, however, with the S&P 500 returning 13.5% in the first calendar quarter of 2019 (the best quarter since the financial crisis of 2008) and delivering a 14.3% return overall for the reporting period. Fixed-income returns were sharply higher on falling interest rates and tightening credit spreads as demand for yield by investors continued to be strong.

International stocks also rallied during the reporting period, although both developed and emerging market indexes lagged the S&P 500, with the MSCI EAFE® Index returning 11.0% and the MSCI Emerging Markets® Index returning 11.9%. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The S&P 500 was higher in nine of the 12 months during the reporting period.

Universally, risk assets (those with a significant degree of price volatility) were higher during the 12-month reporting period, led by strength in the equity market and the long-dated bond market. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks.

Economic growth was modest for the reporting period due to trade disputes and sluggishness overseas, with gross domestic product (GDP) growth in the fourth calendar quarter of 2018 at 1.1%, followed by 3.1% in the first quarter of 2019, 2.0% in the second quarter and 1.9% in the third quarter. Corporate profit growth was weak for the reporting period. S&P 500 earnings growth spiked in 2018 to 21% but has been negative in the first three quarters of 2019, driven by overseas weakness and the strong U.S. dollar. The profit picture appears to be stabilizing, with healthy growth projected for 2020, providing a strong backdrop for equity returns.

U.S. economic activity remains relatively supportive for equity market returns.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The Fed reversed course following a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for the fourth time in 2018 and guided two additional hikes for 2019. By the August 2019 meeting, the FOMC entered an easing phase to address a mid-cycle slowdown that followed with additional cuts in September and October. The Fed is expected to pause for the remainder of the calendar year, with fading expectations for additional cuts in 2020 as the economy shows signs of rebounding. The shift to a dovish stance led to a drastic drop in interest rates across the yield curve, with the 10-year Treasury yield falling from 3.15% to 1.69% during the reporting period, and the 2-year Treasury yield dropping from 2.88% to 1.52%. The

Message to Investors (cont.)

yield curve was flat by historical standards, with the spread between the 10-year and 2-year yields at 0.17% at period end.

As volatility continues in the markets, it is important to remember that investing is a long-term process. Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Funds

*	After the close of the September 30, 2019 fiscal year, the Fund changed its fiscal year end from September 30 to October 31.

Index	Annual Total Return (as of October 31, 2019)
Bloomberg Barclays Emerging Markets USD Aggregate Bond	12.73%
Bloomberg Barclays Municipal Bond	9.42%
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	4.89%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	20.14%
Bloomberg Barclays U.S. Aggregate Bond	11.51%
Bloomberg Barclays U.S. Corporate High Yield	8.38%
MSCI EAFE®	11.04%
MSCI Emerging Markets®	11.86%
MSCI World ex USA	11.27%
Russell 1000® Growth	17.10%
Russell 1000® Value	11.21%
Russell 2000®	3.22%
S&P 500®	14.33%

Source: Morningstar

Index Definitions

Index returns do not reflect any fees, expenses or sales charges. Investors cannot invest directly in an index.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Bloomberg Barclays Municipal Bond Index: An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the US Aggregate Bond Index with maturities of 1-3 years, including fixed-rate Treasuries, government-related issues and corporate securities.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the performance of U.S. dollar-denominated, non-investment-grade, fixed-rate, taxable corporate

Message to Investors (cont.)

bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA: An unmanaged index that captures large- and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

A Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

Fund Commentary	Nationwide AllianzGI International Growth Fund

For the period ended September 30, 2019*, the Nationwide Fund AllianzGI International Growth Fund (Class R6) returned -0.60% versus 2.03% for its benchmark, the MSCI ACWI ex USA Growth.

For the period ended October 31, 2019, the Nationwide AllianzGI International Growth Fund (Class R6) returned 16.16% versus 16.66% for its benchmark, the MSCI ACWI ex USA Growth.

Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Market Review

The reporting period includes the challenging fourth quarter sell-off of late 2018 where stock performance was largely driven by sentiment-driven investors, with the Fund enjoying stronger relative performance year-to-date.

It was a volatile 12 months for international equities. Despite suffering a sizable correction in the final quarter of 2018 and two smaller set-backs in May and August of 2019, most markets advanced over the reporting period. The intensifying trade dispute between the United States and China continued to unsettle markets, with both sides raising tariffs on an ever-wider range of each other’s exports. Political risks also caused some concern, mainly due to heightened tensions in the Middle East and the ongoing uncertainty related to Brexit. However, this was frequently countered by an increasingly supportive stance from central banks.

Consequentially, this led to risk-on, risk-off behavior from investors, inflating some defensively labeled sectors and most recently leading to sharp corrections following third quarter 2018 earnings results. Higher yielding, defensive stocks in the Utilities and Real Estate sectors performed the best during the reporting period, while Energy stocks retreated sharply as oil prices fell.

Fund performance since June 2019 was restrained by uncertainty generated from trade war news flow, monetary policy decisions and Brexit to a lesser degree, which have continued to fuel more volatile, sentiment-driven markets. This is a challenging environment for the underlying strategy, as management maintains its long-term orientation and does not try to time markets. Instead, the Investment Team is focused on structural growth drivers, quality, and the underlying earnings growth and reinvestment opportunities for those companies, as we seek to find a more sustainable level of growth that compounds over time. Therefore, the current environment has been particularly difficult, since the Fund performs best in fundamentally driven markets.

Most recently in October 2019, markets saw modest gains again. This was fueled by optimism over an improvement in U.S./China trade relations, and the prospect of further interest rate cuts, leading also to a rotation from momentum to value despite the late-cycle environment. Management believes this rotation is unsustainable because macroeconomic indicators still trend down overall, and given the stage in the cycle. Of note in October, strong performance was driven by the third quarter earnings season, with positive results announced by many companies in which the Fund holds securities.

Performance Attribution

The Fund’s strategy is sector and country agnostic, although the performance attribution shows the overweight to Information Technology had been supported by particular strength in this sector, while the underweight to Health Care was unhelpful, because it was one of the better performing sectors during the reporting period. Stock selection within Financials was particularly strong, and weakest within Communication Services.

From a country perspective, the Fund’s underweight to Japan contributed most considering country allocation, while the Fund’s underweight to France was the biggest detractor from Fund performance during the reporting period. Canada proved to be the best hunting ground for stock picking, while selection within China was more challenged.

Fund holding Shopify, which enables online merchant sales, was the best active contributor to

Fund Commentary (cont.)	Nationwide AllianzGI International Growth Fund

Fund performance over the reporting period. Shopify is strengthening its growth profile via its new fulfillment network, international expansion and ancillary services that are becoming bigger growth drivers for Shopify than its subscription fees. ASML Holding was the second-largest contributor to Fund performance during the period, with the market appreciating the high-quality European firm’s defensive characteristics alongside its strong double-digit growth profile. ASML Holding has a monopoly-like position on its state-of-the-art extreme ultraviolet lithography technology (growing at 20% to 25%), which is essential in semiconductor production. Fund holding HDFC Bank, India’s second-largest private lender, continued to make use of its strong market position during the reporting period and is set to benefit from India’s corporate tax cuts.

Fund holding Ambu, pioneering the single-use endoscope market globally, was the top detractor from active Fund performance during the reporting period. This came about as a result of the surprise exit of the company’s CEO in May and subsequent adjustments to corporate strategy, which will see Ambu invest in more-profitable and faster direct distribution, including a tripling of its sales force. As long-term investors, we support this approach to consolidating the company’s first-mover advantage. During the reporting period, Fund holding Asos, a leader in online fashion internationally, was subject to downgrades, with both revenues and margins thought to decline on weak pricing, promotional activity, lack of product newness and adverse weather. The new CFO joined in May and has launched positive initiatives to date. Baidu, China’s dominant search engine, faced headwinds in terms of local macroeconomic conditions and slowing advertising sales; the stock was sold in August 2019.

The Fund does not hold derivatives.

Subadviser:

Allianz Global Investors U.S. LLC

Portfolio Managers:

Robert Hofmann, CFA and Tobias Kohls, CFA, FRM

*After	the close of the September 30, 2019, fiscal year, the Fund changed its fiscal year end from September 30 to October 31.

The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies generally involve greater risk because: i) they are usually less stable in price and less liquid than larger, more-established companies; ii) they are more vulnerable than larger companies to adverse business and economic developments; and iii) they may have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate investments in specific countries or sectors, subjecting it to greater volatility than that of other mutual funds. Some of the Fund’s investments may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Index returns do not reflect any fees, expenses or sales charges. Investors cannot invest directly in an index.

MSCI ACWI® ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Fund Overview	Nationwide AllianzGI International Growth Fund

September 30, 2019

Asset Allocation1

Common Stocks	99.7%
Repurchase Agreements	4.1%
Short-Term Investment	0.3%
Liabilities in excess of other assets	(4.1)%
100.0%

Top Industries2

IT Services	12.8%
Software	9.0%
Semiconductors & Semiconductor Equipment	7.5%
Internet & Direct Marketing Retail	7.0%
Interactive Media & Services	5.8%
Banks	5.0%
Health Care Equipment & Supplies	4.5%
Road & Rail	3.9%
Diversified Financial Services	3.8%
Insurance	3.8%
Other Industries#	36.9%
100.0%

Top Holdings2

Alibaba Group Holding Ltd., ADR	5.3%
Tencent Holdings Ltd.	4.7%
ASML Holding NV	4.5%
HDFC Bank Ltd., ADR	4.1%
Ambu A/S, Class B	4.0%
AIA Group Ltd.	3.8%
StoneCo Ltd., Class A	3.6%
Wix.com Ltd.	3.5%
SAP SE	3.0%
Infineon Technologies AG	3.0%
Other Holdings#	60.5%
100.0%

Top Countries2

Germany	12.1%
China	11.8%
Denmark	11.2%
Canada	10.1%
Sweden	7.1%
Brazil	4.5%
Netherlands	4.5%
Switzerland	4.5%
United Kingdom	4.3%
India	4.1%
Other Countries#	25.8%
100.0%

#	For purposes of listing top industries, top countries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of September 30, 2019.

[2]	Percentages indicated are based upon total investments as of September 30, 2019.

Fund Overview	Nationwide AllianzGI International Growth Fund

October 31, 2019

Asset Allocation1

Common Stocks	98.2%
Repurchase Agreements	5.0%
Short-Term Investment	0.5%
Liabilities in excess of other assets	(3.7)%
100.0%

Top Industries2

IT Services	11.2%
Software	9.0%
Semiconductors & Semiconductor Equipment	7.7%
Internet & Direct Marketing Retail	7.4%
Interactive Media & Services	5.4%
Banks	5.2%
Health Care Equipment & Supplies	4.2%
Diversified Financial Services	4.1%
Air Freight & Logistics	4.0%
Insurance	3.8%
Other Industries#	38.0%
100.0%

Top Holdings2

Alibaba Group Holding Ltd., ADR	5.3%
ASML Holding NV	4.4%
HDFC Bank Ltd., ADR	4.3%
Tencent Holdings Ltd.	4.2%
Wix.com Ltd.	3.9%
AIA Group Ltd.	3.8%
StoneCo Ltd., Class A	3.6%
Ambu A/S, Class B	3.6%
SAP SE	3.2%
Infineon Technologies AG	3.2%
Other Holdings#	60.5%
100.0%

Top Countries2

China	12.6%
Germany	10.9%
Denmark	10.9%
Canada	9.3%
Sweden	7.4%
Switzerland	4.6%
Netherlands	4.4%
India	4.3%
United Kingdom	4.1%
Brazil	4.0%
Other Countries#	27.5%
100.0%

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of October 31, 2019.

[2]	Percentages indicated are based upon total investments as of October 31, 2019.

Fund Performance	Nationwide AllianzGI International Growth Fund

Average Annual Total Return

(For Periods Ended September 30, 2019)

		1 Yr.	3 Yr.	Inception
Class A1	w/o SC2	(0.88)%	7.61%	7.04%	[3]
	w/SC4	(6.32)%	5.61%	5.76%	[3]
Class R6[1,5,6]		(0.60)%	7.88%	7.32%	[3]
Eagle Class[5]		N/A	N/A	3.88%	[7]*
Institutional Service Class[5]		N/A	N/A	3.82%	[7]*
MSCI ACWI® ex US Growth		(1.23)%	6.33%	4.01%	[3]

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

N/A	— Not Applicable.

*	Not annualized.

[1]	Total returns prior to the Fund’s adoption of the AllianzGI International Growth Fund (predecessor fund) on June 1, 2019 are based on the performance of the Fund’s predecessor fund.

[2]	These returns do not reflect the effects of SCs.

[3]	Since inception date of February 2, 2015.

[4]	For the period from June 1, 2019 through September 30, 2019, a 5.75% front-end sales charge was deducted. Prior to June 1, 2019, a front-end sales charge of 5.50% was deducted.

[5]	Not subject to any SCs.

[6]	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.

[7]	Since inception date of June 3, 2019.

[8]	The fiscal year end for the Fund has changed from September 30, 2019 to October 31, 2019.

[9]	For the period from June 1, 2019 through October 31, 2019, a 5.75% front-end sales charge was deducted. Prior to June 1, 2019, a front-end sales charge of 5.50% was deducted.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class A	1.94%	1.05%
Class R6[1]	1.61%	0.72%
Eagle Class	1.71%	0.82%
Institutional Service Class	1.86%	0.97%

^

Current effective prospectus dated February 26, 2019 (as revised June 3, 2019). The difference between gross and net operating expenses reflects contractual waivers in place through June 30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

[1]	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.

Average Annual Total Return

(For Periods Ended October 31, 20198)

		1 Yr.	3 Yr.	Inception
Class A1	w/o SC2	15.86%	11.20%	7.98%	[3]
	w/SC9	9.52%	9.11%	6.70%	[3]
Class R6[1,5,6]		16.16%	11.50%	8.27%	[3]
Eagle Class[5]		N/A	N/A	8.16%	[7]*
Institutional Service Class[5]		N/A	N/A	7.99%	[7]*
MSCI ACWI® ex US Growth		11.27%	8.07%	4.69%	[3]

This page intentionally left blank

Fund Performance (cont.)	Nationwide AllianzGI International Growth Fund

September 30, 2019

Performance of a $1,000,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide AllianzGI International Growth Fund from inception through 9/30/19 versus the MSCI ACWI® ex US Growth for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Fund Performance (cont.)	Nationwide AllianzGI International Growth Fund

October 31, 2019

Performance of a $1,000,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide AllianzGI International Growth Fund from inception through 10/31/19 versus the MSCI ACWI® ex US Growth for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Shareholder Expense Example	Nationwide AllianzGI International Growth Fund

September 30, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (April 1, 2019) and continued to hold your shares at the end of the reporting period (September 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from April 1, 2019 through September 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from April 1, 2019 through September 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide AllianzGI International Growth Fund September 30, 2019			Beginning Account Value ($) 4/1/19	Ending Account Value ($) 9/30/19	Expenses Paid During Period ($) 4/1/19 - 9/30/19	Expense Ratio During Period (%) 4/1/19 - 9/30/19
Class A Shares	Actual	(a)	1,000.00	1,000.00	5.26	1.05
	Hypothetical(a)(b)		1,000.00	1,019.80	5.32	1.05
Class R6 Shares(c)	Actual	(a)	1,000.00	1,001.20	3.91	0.78
	Hypothetical(a)(b)		1,000.00	1,021.16	3.95	0.78
Eagle Class Shares	Actual	(d)	1,000.00	1,038.80	2.86	0.86
	Hypothetical(b)(e)		1,000.00	1,020.76	4.36	0.86
Institutional Service Class Shares	Actual	(d)	1,000.00	1,038.20	3.22	0.97
	Hypothetical(b)(e)		1,000.00	1,020.21	4.91	0.97

(a)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from April 1, 2019 through September 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.

(d)

Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from June 4, 2019 through September 30, 2019 to reflect the period from commencement of operations.

(e)

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from April 1, 2019 through September 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

Shareholder Expense Example	Nationwide AllianzGI International Growth Fund

October 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (October 1, 2019) and continued to hold your shares at the end of the reporting period (October 31, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from October 1, 2019 through October 31, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from October 1, 2019 through October 31, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide AllianzGI International Growth Fund October 31, 2019			Beginning Account Value ($) 5/1/19	Ending Account Value ($) 10/31/19	Expenses Paid During Period ($) 5/1/19 - 10/31/19	Expense Ratio During Period (%) 5/1/19 - 10/31/19
Class A Shares	Actual	(a)	1,000.00	1,047.60	0.91	1.05
	Hypothetical	(b)(c)	1,000.00	1,019.91	5.35	1.05
Class R6 Shares	Actual	(a)	1,000.00	1,048.20	0.63	0.72
	Hypothetical	(b)(c)	1,000.00	1,021.58	3.67	0.72
Eagle Class Shares	Actual	(a)	1,000.00	1,048.10	0.75	0.86
	Hypothetical	(b)(c)	1,000.00	1,020.87	4.38	0.86
Institutional Service Class Shares	Actual	(a)	1,000.00	1,048.10	0.83	0.95
	Hypothetical	(b)(c)	1,000.00	1,020.42	4.84	0.95

(a)

Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from October 1, 2019 through October 31, 2019 multiplied to reflect the period from change in fiscal year end.

(b)	Represents the hypothetical 5% return before expenses.

(c)

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2019 through October 31, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

Statement of Investments

September 30, 2019

Nationwide AllianzGI International Growth Fund

Common Stocks 99.7%

	Shares	Value

AUSTRALIA 2.2%
Biotechnology 1.0%
CSL Ltd.	380	$60,047

Hotels, Restaurants & Leisure 1.2%
Domino’s Pizza Enterprises Ltd.	2,417	75,764

		135,811

BRAZIL 4.7%
Food & Staples Retailing 0.6%
Raia Drogasil SA*	1,492	34,404

IT Services 3.7%
StoneCo Ltd., Class A*	6,692	232,748

Multiline Retail 0.4%
Lojas Renner SA*	2,291	27,829

		294,981

CANADA 10.5%
Food & Staples Retailing 2.8%
Alimentation Couche-Tard, Inc., Class B	5,630	172,532

Hotels, Restaurants & Leisure 1.8%
Restaurant Brands International, Inc.	1,594	113,337

IT Services 2.0%
Shopify, Inc., Class A*	390	121,547

Road & Rail 1.2%
Canadian National Railway Co.	866	77,759

Software 2.7%
Constellation Software, Inc.	169	168,783

		653,958

CHINA 12.3%
Diversified Consumer Services 0.8%
TAL Education Group, ADR*	1,368	46,840

Interactive Media & Services 6.0%
Tencent Holdings Ltd.	7,095	301,110
Weibo Corp., ADR*	1,765	78,984

		380,094

Internet & Direct Marketing Retail 5.5%
Alibaba Group Holding Ltd., ADR*	2,035	340,313

		767,247

DENMARK 11.6%
Health Care Equipment & Supplies 4.6%
Ambu A/S, Class B (a)	15,639	259,106
Coloplast A/S, Class B	283	34,117

		293,223

Pharmaceuticals 1.6%
Novo Nordisk A/S, Class B	1,882	97,177

Road & Rail 2.8%
DSV A/S	1,836	174,884

Software 2.6%
Netcompany Group A/S Reg. S* (b)	3,981	158,853

		724,137

GERMANY 12.7%
Diversified Financial Services 1.6%
GRENKE AG	1,196	98,576

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Internet & Direct Marketing Retail 0.9%
Zalando SE Reg. S* (b)	1,246	$56,867

IT Services 3.9%
Bechtle AG	977	99,412
Wirecard AG	890	142,235

		241,647

Semiconductors & Semiconductor Equipment 3.1%
Infineon Technologies AG	10,731	192,901

Software 3.2%
SAP SE	1,678	197,273

		787,264

HONG KONG 3.9%
Insurance 3.9%
AIA Group Ltd.	26,157	245,435

INDIA 4.3%
Banks 4.3%
HDFC Bank Ltd., ADR	4,708	268,591

INDONESIA 1.8%
Banks 0.9%
Bank Central Asia Tbk. PT	27,604	59,044

Specialty Retail 0.9%
Ace Hardware Indonesia Tbk. PT	443,908	55,359

		114,403

IRELAND 2.6%
Airlines 1.1%
Ryanair Holdings plc, ADR*	1,004	66,646

Building Products 1.5%
Kingspan Group plc	1,929	94,566

		161,212

ISRAEL 3.7%
IT Services 3.7%
Wix.com Ltd.*	1,955	228,227

JAPAN 3.8%
Electronic Equipment, Instruments & Components 2.4%
Keyence Corp.	243	151,398

Trading Companies & Distributors 1.4%
MonotaRO Co. Ltd.	3,195	84,204

		235,602

NETHERLANDS 4.7%
Semiconductors & Semiconductor Equipment 4.7%
ASML Holding NV	1,169	290,148

NEW ZEALAND 1.5%
Air Freight & Logistics 1.5%
Mainfreight Ltd.	3,671	91,617

PHILIPPINES 0.5%
Hotels, Restaurants & Leisure 0.5%
Jollibee Foods Corp.	7,319	31,362

Statement of Investments (Continued)

September 30, 2019

Nationwide AllianzGI International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

SOUTH AFRICA 2.4%
Diversified Financial Services 2.4%
PSG Group Ltd.	10,580	$147,581

SWEDEN 7.4%
Building Products 0.8%
Assa Abloy AB, Class B	2,360	52,573

Chemicals 1.4%
Hexpol AB	11,155	85,669

Electronic Equipment, Instruments & Components 1.2%
Hexagon AB, Class B	1,506	72,770

Machinery 2.3%
Atlas Copco AB, Class A	3,143	96,760
Trelleborg AB, Class B	3,181	44,612

		141,372

Trading Companies & Distributors 1.7%
AddTech AB, Class B	4,042	105,160

		457,544

SWITZERLAND 4.6%
Capital Markets 1.6%
Partners Group Holding AG	130	99,722

Chemicals 1.2%
Sika AG (Registered)	521	76,258

Machinery 0.9%
VAT Group AG Reg. S* (b)	453	57,202

Software 0.9%
Temenos AG (Registered)*	335	56,139

		289,321

UNITED KINGDOM 4.5%
Industrial Conglomerates 2.1%
DCC plc	1,510	131,700

Internet & Direct Marketing Retail 1.0%
ASOS plc*	2,008	61,106

Personal Products 1.4%
Unilever plc	1,421	85,442

		278,248

Total Common Stocks (cost $4,628,968)		6,202,689

Short-Term Investment 0.3%
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.90%, (c)(d)	16,419	16,419

Total Short-Term Investment (cost $16,419)		16,419

Repurchase Agreements 4.1%

	Principal Amount	Value

BNP Paribas Securities Corp., 2.35%, dated 9/30/2019, due 10/1/2019, repurchase price $187,014, collateralized by U.S. Treasury Notes, 2.25% - 2.88%, maturing 11/15/2025 - 5/15/2028; total market value $191,269. (d)(e)	$187,002	$187,002
Royal Bank of Canada, 2.25%, dated 9/30/2019, due 10/1/2019, repurchase price $69,066, collateralized by U.S. Treasury Note, 1.63%, maturing 2/15/2026; total market value $70,778. (d)(e)	69,062	69,062

Total Repurchase Agreements (cost $256,064)		256,064

Total Investments (cost $4,901,451) — 104.1%		6,475,172

Liabilities in excess of other assets — (4.1)%		(252,953)

NET ASSETS — 100.0%		$6,222,219

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $256,505, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $16,419 and $256,064, respectively, a total value of $272,483.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $272,922 which represents 4.39% of net assets.

(c)	Represents 7-day effective yield as of September 30, 2019.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $272,483.

(e)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

October 31, 2019

Nationwide AllianzGI International Growth Fund

Common Stocks 98.2%

	Shares	Value

AUSTRALIA 2.4%
Biotechnology 1.0%
CSL Ltd.	13,084	$2,302,928

Hotels, Restaurants & Leisure 1.4%
Domino’s Pizza Enterprises Ltd.	92,418	3,243,026

		5,545,954

BRAZIL 4.2%
IT Services 3.8%
StoneCo Ltd., Class A*	235,359	8,658,858

Multiline Retail 0.4%
Lojas Renner SA	72,431	916,562

		9,575,420

CANADA 9.6%
Food & Staples Retailing 2.7%
Alimentation Couche-Tard, Inc., Class B	202,694	6,078,818

Hotels, Restaurants & Leisure 1.6%
Restaurant Brands International, Inc.	57,388	3,754,555

IT Services 1.7%
Shopify, Inc., Class A*	12,624	3,958,508

Road & Rail 1.2%
Canadian National Railway Co.	31,178	2,788,527

Software 2.4%
Constellation Software, Inc.	5,612	5,542,676

		22,123,084

CHINA 13.1%
Diversified Consumer Services 0.9%
TAL Education Group, ADR*	47,797	2,046,190

Entertainment 1.0%
Tencent Music Entertainment Group, ADR*	163,217	2,258,923

Interactive Media & Services 5.7%
Tencent Holdings Ltd.	243,522	9,930,244
Weibo Corp., ADR*	63,544	3,125,729

		13,055,973

Internet & Direct Marketing Retail 5.5%
Alibaba Group Holding Ltd., ADR*	71,566	12,643,565

		30,004,651

DENMARK 11.3%
Air Freight & Logistics 2.7%
DSV PANALPINA A/S	64,596	6,267,654

Health Care Equipment & Supplies 4.3%
Ambu A/S, Class B	546,166	8,602,280
Coloplast A/S, Class B	10,188	1,227,602

		9,829,882

Pharmaceuticals 1.4%
Novo Nordisk A/S, Class B	57,674	3,175,428

Software 2.9%
Netcompany Group A/S Reg. S* (b)	156,758	6,690,363

		25,963,327

Common Stocks (continued)

	Shares	Value

GERMANY 11.3%
Diversified Financial Services 1.8%
GRENKE AG (a)	43,058	$4,074,843

Internet & Direct Marketing Retail 0.8%
Zalando SE Reg. S* (b)	44,858	1,943,087

IT Services 2.0%
Bechtle AG	35,174	3,810,774
Wirecard AG	7,021	892,429

		4,703,203

Semiconductors & Semiconductor Equipment 3.3%
Infineon Technologies AG	386,343	7,534,912

Software 3.4%
SAP SE	58,384	7,733,569

		25,989,614

HONG KONG 3.9%
Insurance 3.9%
AIA Group Ltd.	907,604	9,005,661

INDIA 4.5%
Banks 4.5%
HDFC Bank Ltd., ADR	169,726	10,368,561

INDONESIA 1.7%
Banks 0.9%
Bank Central Asia Tbk. PT	974,368	2,178,546

Specialty Retail 0.8%
Ace Hardware Indonesia Tbk. PT	14,940,568	1,797,270

		3,975,816

IRELAND 2.7%
Airlines 1.2%
Ryanair Holdings plc, ADR*	36,146	2,697,937

Building Products 1.5%
Kingspan Group plc	69,448	3,603,100

		6,301,037

ISRAEL 4.1%
IT Services 4.1%
Wix.com Ltd.*	76,810	9,376,197

JAPAN 3.7%
Electronic Equipment, Instruments & Components 2.3%
Keyence Corp.	8,328	5,258,361

Trading Companies & Distributors 1.4%
MonotaRO Co. Ltd.	109,185	3,302,790

		8,561,151

NETHERLANDS 4.6%
Semiconductors & Semiconductor Equipment 4.6%
ASML Holding NV	40,536	10,634,587

NEW ZEALAND 1.4%
Air Freight & Logistics 1.4%
Mainfreight Ltd.	128,174	3,297,355

PHILIPPINES 0.5%
Hotels, Restaurants & Leisure 0.5%
Jollibee Foods Corp.	258,346	1,179,842

Statement of Investments (Continued)

October 31, 2019

Nationwide AllianzGI International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

SOUTH AFRICA 2.5%
Diversified Financial Services 2.5%
PSG Group Ltd.	365,675	$5,717,107

SWEDEN 7.7%
Building Products 0.9%
Assa Abloy AB, Class B	84,965	2,015,773

Chemicals 1.6%
Hexpol AB	420,071	3,742,775

Electronic Equipment, Instruments & Components 1.2%
Hexagon AB, Class B	54,219	2,769,107

Machinery 2.4%
Atlas Copco AB, Class A	106,140	3,751,751
Trelleborg AB, Class B	114,524	1,850,419

		5,602,170

Trading Companies & Distributors 1.6%
AddTech AB, Class B	132,189	3,676,753

		17,806,578

SWITZERLAND 4.8%
Capital Markets 1.6%
Partners Group Holding AG	4,521	3,532,454

Chemicals 1.4%
Sika AG (Registered)	18,106	3,113,438

Machinery 1.0%
VAT Group AG Reg. S* (b)	16,309	2,392,665

Software 0.8%
Temenos AG (Registered)*	13,642	1,948,030

		10,986,587

UNITED KINGDOM 4.2%
Industrial Conglomerates 2.1%
DCC plc	53,407	5,007,076

Internet & Direct Marketing Retail 1.4%
ASOS plc*	69,103	3,168,976

Personal Products 0.7%
Unilever plc	26,665	1,599,927

		9,775,979

Total Common Stocks (cost $220,774,359)		226,188,508

Short-Term Investment 0.5%
Money Market Fund 0.5%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.76% (c)(d)	1,103,871	1,103,871

Total Short-Term Investment (cost $1,103,871)		1,103,871

Repurchase Agreements 5.0%

	Principal Amount	Value

BNP Paribas Securities Corp., 1.70%, dated 10/31/2019, due 11/1/2019, repurchase price $7,637,786, collateralized by U.S. Treasury Note, 2.50%, maturing 2/28/2021; total market value $7,819,305. (d)(e)	$7,637,426	$7,637,426
Royal Bank of Canada, 1.68%, dated 10/31/2019, due 11/1/2019, repurchase price $3,770,243, collateralized by U.S. Treasury Note, 3.00%, maturing 9/30/2025; total market value $3,859,438. (d)(e)	3,770,067	3,770,067

Total Repurchase Agreements (cost $11,407,493)		11,407,493

Total Investments (cost $233,285,723) — 103.7%		238,699,872

Liabilities in excess of other assets — (3.7)%		(8,439,296)

NET ASSETS — 100.0%		$230,260,576

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $3,917,936, which was collateralized by cash used to purchase a money market fund and repurchase agreements with a value of $1,103,871 and $11,407,493, respectively, a total value of $12,511,364.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at October 31, 2019 was $11,026,115 which represents 4.79% of net assets.

(c)	Represents 7-day effective yield as of October 31, 2019.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of October 31, 2019 was $12,511,364.

(e)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

	Nationwide AllianzGI International Growth Fund

	October 31, 2019	September 30, 2019
Assets:
Investment securities, at value* (cost $221,878,230 and $4,645,387, respectively)	$227,292,379	$6,219,108
Repurchase agreements, at value (cost $11,407,493 and $256,064, respectively)	11,407,493	256,064
Cash	8,500,581	20,993
Foreign currencies, at value (cost $96 and $357, respectively)	96	357
Dividends receivable	13,378	2,707
Securities lending income receivable	3,026	–
Receivable for investments sold	3,425,224	–
Receivable for capital shares issued	104,586	–
Reclaims receivable	28,471	27,967
Reimbursement from investment adviser (Note 3)	8,281	10,537
Prepaid expenses	42,740	48,623

Total Assets	250,826,255	6,586,356

Liabilities:
Payable for investments purchased	7,940,850	–
Payable for capital shares redeemed	–	10
Payable upon return of securities loaned (Note 2)	12,511,364	272,483
Accrued expenses and other payables:
Investment advisory fees	61,609	3,644
Fund administration fees	15,135	6,966
Distribution fees	128	126
Administrative servicing fees	21,239	53
Accounting and transfer agent fees	2,653	2,731
Trustee fees	325	325
Custodian fees	3,151	36,416
Professional fees	3,901	36,247
Printing fees	4,999	4,988
Other	325	148

Total Liabilities	20,565,679	364,137

Net Assets	$230,260,576	$6,222,219

Represented by:
Capital	$224,862,580	$4,705,200
Total distributable earnings (loss)	5,397,996	1,517,019

Net Assets	$230,260,576	$6,222,219

Statement of Assets and Liabilities (Continued)

	Nationwide AllianzGI International Growth Fund

	October 31, 2019	September 30, 2019

Net Assets:
Class A Shares	$621,828	$593,320
Class R6 Shares	436,837	5,618,720
Eagle Class Shares	5,336	5,091
Institutional Service Class Shares	229,196,575	5,088

Total	$230,260,576	$6,222,219

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	34,463	34,465
Class R6 Shares	23,608	318,349
Eagle Class Shares	288	288
Institutional Service Class Shares	12,376,300	288

Total	12,434,659	353,390

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$18.04	$17.22
Class R6 Shares	$18.50	$17.65
Eagle Class Shares	$18.53	$17.68
Institutional Service Class Shares	$18.52	$17.67
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$19.14	$18.27

Maximum Sales Charge:
Class A Shares	5.75%	5.75%

*	Includes value of securities on loan of $3,917,936 and $256,505, respectively (Note 2).
(a)

For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

	Nationwide AllianzGI International Growth Fund

	Period Ended October 31, 2019 (a)	Year Ended September 30, 2019
INVESTMENT INCOME:
Dividend income	$45,871	$246,066
Income from securities lending (Note 2)	3,697	149
Interest income	74	3,194
Foreign tax withholding	(5,099)	(28,800)

Total Income	44,543	220,609

EXPENSES:
Investment advisory fees	61,609	133,021
Fund administration fees	8,287	7,315
Distribution fees Class A	128	1,865
Administrative servicing fees Class A	41	170
Administrative servicing fees Eagle Class	–	1
Administrative servicing fees Institutional Service Class	21,175	5
Registration and filing fees	5,883	60,803
Professional fees	4	63,718
Printing fees	11	9,632
Trustee fees	–	2,121
Custodian fees	–	19,628
Accounting and transfer agent fees	74	5,312
Compliance program costs (Note 3)	7	7
Other	210	9,805

Total expenses before expenses reimbursed	97,429	313,403

Expenses reimbursed by adviser (Note 3)	(8,281)	(160,539)

Net Expenses	89,148	152,864

NET INVESTMENT INCOME (LOSS)	(44,605)	67,745

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	44,361	(105,511)†
Redemptions in-kind (Note 3)	–	1,964,565
Foreign currency transactions (Note 2)	(151,761)	(15,490)

Net realized gains (losses)	(107,400)	1,843,564

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	3,840,428	(2,280,472)††
Translation of assets and liabilities denominated in foreign currencies	(2,806)	(560)

Net change in unrealized appreciation/depreciation	3,837,622	(2,281,032)

Net realized/unrealized gains (losses)	3,730,222	(437,468)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,685,617	$(369,723)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from October 1, 2019 through October 31, 2019.
†	Net of capital gain country taxes of $8,603.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $2,725.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide AllianzGI International Growth Fund

	Period Ended October 31, 2019 (a)	Year Ended September 30, 2019		Year Ended September 30, 2018
Operations:
Net investment income (loss)	$(44,605)	$67,745		$74,437
Net realized gains (losses)	(107,400)	1,843,564		608,356
Net change in unrealized appreciation/depreciation	3,837,622	(2,281,032)		55,677

Change in net assets resulting from operations	3,685,617	(369,723)		738,470

Distributions to Shareholders From:
Distributable earnings:
Class A	–	(17,226)		(24,200)
Class R6 (b)	–	(670,187)		(2,304,442)
Eagle Class	–	–	(c)	–
Institutional Service Class	–	–	(c)	–

Change in net assets from shareholder distributions	–	(687,413)		(2,328,642)

Change in net assets from capital transactions	220,352,740	(21,330,682)		11,545,769

Change in net assets	224,038,357	(22,387,818)		9,955,597

Net Assets:
Beginning of period	6,222,219	28,610,037		18,654,440

End of period	$230,260,576	$6,222,219		$28,610,037

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$115	$262,665		$1,293,246
Dividends reinvested	–	17,196		24,200
Cost of shares redeemed	(150)	(802,938)		(170,014)

Total Class A Shares	(35)	(523,077)		1,147,432

Class R6 Shares (b)
Proceeds from shares issued	–	7,020,600		9,437,985
Dividends reinvested	–	670,187		2,304,442
Cost of shares redeemed	(5,368,247)	(28,508,192	)(d)	(1,344,090)

Total Class R6 Shares	(5,368,247)	(20,817,405)		10,398,337

Eagle Class Shares
Proceeds from shares issued	–	4,900	(c)	–
Dividends reinvested	–	–	(c)	–
Cost of shares redeemed	–	–	(c)	–

Total Eagle Class Shares	–	4,900	(c)	–

Institutional Service Class Shares
Proceeds from shares issued	226,602,889	4,900	(c)	–
Dividends reinvested	–	–	(c)	–
Cost of shares redeemed	(881,867)	–	(c)	–

Total Institutional Service Class Shares	225,721,022	4,900	(c)	–

Change in net assets from capital transactions	$220,352,740	$(21,330,682)		$11,545,769

Statements of Changes in Net Assets (Continued)

	Nationwide AllianzGI International Growth Fund

	Period Ended October 31, 2019 (a)	Year Ended September 30, 2019		Year Ended September 30, 2018
SHARE TRANSACTIONS:
Class A Shares
Issued	6	16,033		70,377
Reinvested	–	1,171		1,355
Redeemed	(8)	(48,796)		(9,345)

Total Class A Shares	(2)	(31,592)		62,387

Class R6 Shares (b)
Issued	–	409,852		502,575
Reinvested	–	44,440		126,340
Redeemed	(294,741)	(1,632,773	)(d)	(66,082)

Total Class R6 Shares	(294,741)	(1,178,481)		562,833

Eagle Class Shares
Issued	–	288	(c)	–
Reinvested	–	–	(c)	–
Redeemed	–	–	(c)	–

Total Eagle Class Shares	–	288	(c)	–

Institutional Service Class Shares
Issued	12,424,034	288	(c)	–
Reinvested	–	–	(c)	–
Redeemed	(48,022)	–	(c)	–

Total Institutional Service Class Shares	12,376,012	288	(c)	–

Total change in shares	12,081,269	(1,209,497)		625,220

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from October 1, 2019 through October 31, 2019.
(b)	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(c)	For the period from June 4, 2019 (commencement of operations) through September 30, 2019.
(d)	Amount includes in-kind redemptions. (See Note 3)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide AllianzGI International Growth Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (c)(f)
Class A Shares
Period Ended October 31, 2019 (g)(h)	$17.22	(0.01)	0.83	0.82	–	–	–	$18.04	4.76%	(i)	$621,828	1.05%	(0.67%	)	2.26%	4.81%
Year Ended September 30, 2019	$17.91	–	(0.23)	(0.23)	(0.06)	(0.40)	(0.46)	$17.22	(0.88%	)	$593,320	1.05%	0.02%		2.36%	44.46%	(j)
Year Ended September 30, 2018	$19.73	0.02	0.82	0.84	(0.31)	(2.35)	(2.66)	$17.91	4.32%		$1,182,948	1.05%	0.10%		1.89%	17.00%
Year Ended September 30, 2017	$16.37	0.04	3.32	3.36	–	–	–	$19.73	20.53%		$72,396	1.12%	0.23%		1.82%	18.00%
Year Ended September 30, 2016	$14.13	0.09	2.29	2.38	(0.14)	–	(0.14)	$16.37	16.97%		$50,750	1.20%	0.60%		6.68%	20.00%
Period Ended September 30, 2015 (k)(l)	$15.00	0.11	(0.98)	(0.87)	–	–	–	$14.13	(5.80%	)	$10,335	1.20%	1.12%		8.22%	3.00%

Class R6 Shares (m)
Period Ended October 31, 2019 (g)(h)	$17.65	(0.01)	0.86	0.85	–	–	–	$18.50	4.82%	(i)	$436,837	0.72%	(0.42%	)	2.93%	4.81%
Year Ended September 30, 2019	$18.32	0.06	(0.24)	(0.18)	(0.09)	(0.40)	(0.49)	$17.65	(0.60%	)	$5,618,720	0.79%	0.37%		1.62%	44.46%	(j)
Year Ended September 30, 2018	$19.90	0.07	0.82	0.89	(0.12)	(2.35)	(2.47)	$18.32	4.54%		$27,427,089	0.80%	0.37%		1.61%	17.00%
Year Ended September 30, 2017	$16.49	0.08	3.35	3.43	(0.02)	–	(0.02)	$19.90	20.82%		$18,582,044	0.87%	0.49%		1.49%	18.00%
Year Ended September 30, 2016	$14.15	0.11	2.33	2.44	(0.10)	–	(0.10)	$16.49	17.34%		$28,386,167	0.95%	0.75%		5.77%	20.00%
Period Ended September 30, 2015 (k)(l)	$15.00	0.14	(0.99)	(0.85)	–	–	–	$14.15	(5.67%	)	$2,874,322	0.95%	1.38%		7.99%	3.00%

Eagle Class Shares
Period Ended October 31, 2019 (g)(h)	$17.68	(0.01)	0.86	0.85	–	–	–	$18.53	4.81%	(i)	$5,336	0.86%	(0.49%	)	2.06%	4.81%
Period Ended September 30, 2019 (n)	$17.02	(0.01)	0.67	0.66	–	–	–	$17.68	3.88%		$5,091	0.86%	(0.18%	)	2.75%	44.46%	(j)

Institutional Service Class Shares
Period Ended October 31, 2019 (g)(h)	$17.67	(0.01)	0.86	0.85	–	–	–	$18.52	4.81%		$229,196,575	0.95%	(0.47%	)	0.97%	4.81%
Period Ended September 30, 2019 (n)	$17.02	(0.02)	0.67	0.65	–	–	–	$17.67	3.82%		$5,088	0.97%	(0.29%	)	2.86%	44.46%	(j)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from October 1, 2019 through October 31, 2019.
(h)	Fiscal year end changed from September 30th to October 31st.
(i)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(j)	Portfolio turnover excludes securities received or delivered in-kind.
(k)	For the period from February 2, 2015 (commencement of operations) through September 30, 2015. Total return is calculated based on inception date of February 2, 2015 through September 30, 2015.
(l)	Fiscal year end changed from November 30th to September 30th.
(m)	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(n)	For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through September 30, 2019.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

September 30, 2019 and October 31, 2019

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2019, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide AllianzGI International Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Fund currently offers Class A, Class R6, Eagle Class and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

The Fund commenced operations on June 3, 2019 as a result of a reorganization in which the Fund acquired all of the assets, subject to stated liabilities, of the AllianzGI International Growth Fund (“Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund. The Fund and its Predecessor Fund have substantially similar investment goals and strategies.

The fiscal year end for the Fund has changed from September 30, 2019 to October 31, 2019. As such, the fiscal year ended October 31, 2019 for the Fund reflects the 1 month period from October 1, 2019 through October 31, 2019.

Eagle Class and Institutional Service Class shares commenced operations on June 4, 2019.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of their financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.

Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2019.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$9,565,009	$—	$9,565,009
Airlines	2,697,937	—	—	2,697,937
Banks	10,368,561	2,178,546	—	12,547,107
Biotechnology	—	2,302,928	—	2,302,928
Building Products	—	5,618,873	—	5,618,873
Capital Markets	—	3,532,454	—	3,532,454
Chemicals	—	6,856,213	—	6,856,213
Diversified Consumer Services	2,046,190	—	—	2,046,190
Diversified Financial Services	—	9,791,950	—	9,791,950
Electronic Equipment, Instruments & Components	—	8,027,468	—	8,027,468
Entertainment	2,258,923	—	—	2,258,923
Food & Staples Retailing	6,078,818	—	—	6,078,818

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$—	$9,829,882	$—	$9,829,882
Hotels, Restaurants & Leisure	3,754,555	4,422,868	—	8,177,423
Industrial Conglomerates	—	5,007,076	—	5,007,076
Insurance	—	9,005,661	—	9,005,661
Interactive Media & Services	3,125,729	9,930,244	—	13,055,973
Internet & Direct Marketing Retail	12,643,565	5,112,063	—	17,755,628
IT Services	21,993,563	4,703,203	—	26,696,766
Machinery	—	7,994,835	—	7,994,835
Multiline Retail	916,562	—	—	916,562
Personal Products	—	1,599,927	—	1,599,927
Pharmaceuticals	—	3,175,428	—	3,175,428
Road & Rail	2,788,527	—	—	2,788,527
Semiconductors & Semiconductor Equipment	—	18,169,499	—	18,169,499
Software	5,542,676	16,371,962	—	21,914,638
Specialty Retail	—	1,797,270	—	1,797,270
Trading Companies & Distributors	—	6,979,543	—	6,979,543
Total Common Stocks	$74,215,606	$151,972,902	$—	$226,188,508
Repurchase Agreements	$—	$11,407,493	$—	$11,407,493
Short-Term Investment	1,103,871	—	—	1,103,871
Total	$75,319,477	$163,380,395	$—	$238,699,872

Amounts designated as “—” are zero or have been rounded to zero.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$91,617	$—	$91,617
Airlines	66,646	—	—	66,646
Banks	268,591	59,044	—	327,635
Biotechnology	—	60,047	—	60,047
Building Products	—	147,139	—	147,139
Capital Markets	—	99,722	—	99,722
Chemicals	—	161,927	—	161,927
Diversified Consumer Services	46,840	—	—	46,840
Diversified Financial Services	—	246,157	—	246,157
Electronic Equipment, Instruments & Components	—	224,168	—	224,168
Food & Staples Retailing	206,936	—	—	206,936
Health Care Equipment & Supplies	—	293,223	—	293,223
Hotels, Restaurants & Leisure	113,337	107,126	—	220,463
Industrial Conglomerates	—	131,700	—	131,700
Insurance	—	245,435	—	245,435
Interactive Media & Services	78,984	301,110	—	380,094
Internet & Direct Marketing Retail	340,313	117,973	—	458,286
IT Services	582,522	241,647	—	824,169
Machinery	—	198,574	—	198,574
Multiline Retail	27,829	—	—	27,829
Personal Products	—	85,442	—	85,442
Pharmaceuticals	—	97,177	—	97,177

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Road & Rail	$77,759	$174,884	$—	$252,643
Semiconductors & Semiconductor Equipment	—	483,049	—	483,049
Software	168,783	412,265	—	581,048
Specialty Retail	—	55,359	—	55,359
Trading Companies & Distributors	—	189,364	—	189,364
Total Common Stocks	$1,978,540	$4,224,149	$—	$6,202,689
Repurchase Agreements	$—	$256,064	$—	$256,064
Short-Term Investment	16,419	—	—	16,419
Total	$1,994,959	$4,480,213	$—	$6,475,172

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Please refer to the Statements of Investments for additional information on portfolio holdings.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

Effective June 1, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Fund receives payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2019 and September 30, 2019, which were comprised of a money market fund and repurchase agreements purchased with cash collateral, were as follows:

Amounts of Liabilities Presented in the Statement of Assets and Liabilities
October 31, 2019	September 30, 2019
$12,511,364	$272,483

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At October 31, 2019 and September 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

Effective June 1, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions,

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At October 31, 2019, the joint repo on a gross basis was as follows:

BNP Paribas Securities Corp., 1.70%, dated 10/31/2019, due 11/1/2019, repurchase price $94,204,448, collateralized by U.S. Treasury Note, 2.50%, maturing 2/28/2021; total market value $96,443,296.

Royal Bank of Canada, 1.68%, dated 10/31/2019, due 11/1/2019, repurchase price $46,502,170, collateralized by U.S. Treasury Note, 3.00%, maturing 9/30/2025; total market value $47,602,303.

At October 31, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos at October 31, 2019 was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BNP Paribas Securities Corp.	$7,637,426	$—	$7,637,426	$(7,637,426)	$—
Royal Bank of Canada	3,770,067	—	3,770,067	(3,770,067)	—
	$11,407,493	$—	$11,407,493	$(11,407,493)	$—

Amounts designated as “—” are zero.

*

At October 31, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

At September 30, 2019, the joint repo on a gross basis was as follows:

BNP Paribas Securities Corp., 2.35%, dated 9/30/2019, due 10/1/2019, repurchase price $112,107,318, collateralized by U.S. Treasury Notes, 2.25% - 2.88%, maturing 11/15/2025 - 5/15/2028; total market value $114,632,145.

Royal Bank of Canada, 2.25%, dated 9/30/2019, due 10/1/2019, repurchase price $41,402,588, collateralized by U.S. Treasury Note, 1.63%, maturing 2/15/2026; total market value $42,312,679.

At September 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos at September 30, 2019 was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BNP Paribas Securities Corp.	$187,002	$—	$187,002	$(187,002)	$—
Royal Bank of Canada	69,062	—	69,062	(69,062)	—
	$256,064	$—	$256,064	$(256,064)	$—

Amounts designated as “—” are zero.

*

At September 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Effective June 1, 2019, distributions from net investment income, if any, are declared and paid quarterly by the Fund. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2019 are primarily attributable to foreign currency gain/loss and net operating losses. The permanent differences as of September 30, 2019 are primarily attributable to redemptions in-kind, foreign currency gain/loss and foreign capital gains taxes. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

Reclassifications for the period ended October 31, 2019 and year ended September 30, 2019 were as follows:

	Capital	Total distributable earnings (loss)
October 31, 2019	$(195,360)	$195,360
September 30, 2019	$1,927,165	$(1,927,165)

Prior to June 1, 2019, the Predecessor Fund declared and paid distributions from net investment income annually. Any net realized capital gains, if any, were declared and distributed at least annually.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

3.  Transactions with Affiliates

Effective June 1, 2019, under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Allianz Global Investors U.S. LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Effective June 1, 2019, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the period ended October 31, 2019 and year ended September 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.70%
$1 billion and more	0.67%

Prior to June 1, 2019, the Predecessor Fund was managed by and paid investment advisory fees to Allianz Global Investors U.S. LLC (“Predecessor Manager”) at an annual rate of 0.70% of the Predecessor Fund’s average daily net assets.

For the period ended October 31, 2019, the Fund’s effective advisory fee rates before and after expense reimbursements, stemming from the expense limitation agreement described below, were 0.65% and 0.57%, respectively.

For the year ended September 30, 2019, the Fund’s effective advisory fee rates before and after expense reimbursements, stemming from the expense limitation agreement described below, were 0.70% and 0.00%, respectively.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadviser.

Effective June 1, 2019, the Trust and NFA had entered into a written Expense Limitation Agreement that limits Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.72% for each share class until June 30, 2022.

Prior to June 1, 2019, the Predecessor Manager had contractually agreed to reimburse the Predecessor Fund to ensure that net annual operating expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, did not exceed the following amounts of the average daily net assets for each class of shares:

Class	Expense Limitation
Class A	1.05%
Institutional Class	0.80%

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of October 31, 2019, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended September 30, 2019 Amount(a)		Period Ended October 31, 2019 Amount(b)	Total
$39,968	(c)	$8,281	$48,249
(a)	For the period from June 1, 2019 through September 30, 2019.
(b)	For the period from October 1, 2019 through October 31, 2019.
(c)	Reimbursement accrued by the Predecessor Fund in the amount of $120,571 is not eligible to be recouped by any party.

For the period June 1, 2019 through September 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended September 30, 2019 Amount(a)		Total
$39,968	(b)	$39,968
(a)	For the period from June 1, 2019 through September 30, 2019.
(b)	Reimbursement accrued by the Predecessor Fund in the amount of $120,571 is not eligible to be recouped by any party.

For the period ended October 31, 2019 and the period June 1, 2019 through September 30, 2019, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

Effective June 1, 2019, NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Effective June 1, 2019, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

For the period ended October 31, 2019 and the period from June 1, 2019 through September 30, 2019, NFM earned $8,287 and $7,315, respectively, in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

Effective June 1, 2019, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Effective June 1, 2019, under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended October 31, 2019 and the period from June 1, 2019 through September 30, 2019, the Fund’s portion of such costs amounted to $7 and $7, respectively.

Effective June 1, 2019, under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of the average daily net assets of Class A shares of the Fund (distribution or service fee).

Prior to June 1, 2019, the Predecessor Fund had adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permitted the Predecessor Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Predecessor Fund’s Class A shares. The expenses covered by the Plan may have included the cost in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts. For the period from October 1, 2018 through May 31, 2019, the Predecessor Fund incurred distribution expenses on its Class A shares of $1,333.

Effective June 1, 2019, pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. Charges range from 0.00% to 5.75% based on the amount of the purchase. During the period ended October 31, 2019, the Fund imposed front-end sales charges of $292. From these fees, NFD retained a portion amounting to $37. During the year ended September 30, 2019, the Fund did not receive front-end sales charges. NFD did not retain any amounts.

Prior to June 1, 2019, Allianz Global Investor Distributor LLC (the “Distributor”) acted as the Predecessor Fund’s principal underwriter in a continuous public offering of the Predecessor Fund’s shares. The Distributor was an affiliate of the Predecessor Manager.

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

Effective June 1, 2019, NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions. Applicable Class A CDSCs are 1.00% for the Fund. During the period ended October 31, 2019 and the period June 1, 2019 through September 30, 2019, the Fund imposed CDSCs of $0 and $0, respectively.

Effective June 1, 2019, under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%, of the average daily net assets of the Class A and Institutional Service Class shares of the Fund and up to 0.10% of the average daily net assets of Eagle Class shares. For the period ended October 31, 2019, the effective rates for administrative service fees were 0.08%, 0.07%, and 0.23% for Class A, Eagle Class and Institutional Service Class shares, respectively, for a total amount of $21,216. For the period June 1, 2019 through September 30, 2019, the effective rates for administrative service fees were 0.02%, 0.07%, and 0.25% for Class A, Eagle Class and Institutional Service Class shares, respectively, for a total amount of $176.

As of October 31, 2019 and September 30, 2019, NFA or its affiliates directly held 99.53% and 83.28%, respectively, of the shares outstanding of the Fund.

On May 17, 2019, shares of the Predecessor Fund held by affiliated entities of the Predecessor Fund were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is also included in share transactions in the accompanying Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.

Class	Net Assets of In-Kind Redemption	Shares	Securities Market Value	Cash	Realized Gain (Loss)
Class R6(a)	$21,973,765	1,247,800	$21,770,934	$202,831	$1,964,565
(a)	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.

4.  Line of Credit and Interfund Lending

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually. As of July 12, 2019, the Fund was added to the credit agreement which next expires on July 9, 2020. During the period ended October 31, 2019 and the period June 1, 2019 through September 30, 2019, the Fund had no borrowings under the line of credit.

Effective June 1, 2019, pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by the NFA. The program allows the participating Fund to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Fund as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the period ended October 31, 2019 and the period June 1, 2019 through September 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the period ended October 31, 2019, the Fund had purchases of $221,693,309 and sales of $5,592,368 (excluding short-term securities). For the year ended September 30, 2019, the Fund had purchases of $8,483,626 and sales of $8,266,343 (excluding short-term securities and securities delivered in-kind).

6.  Portfolio Investment Risks

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of October 1, 2019. As a result of the adoption of ASU 2017-08, as of October 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Other

As of October 31, 2019 and September 30, 2019, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding. At October 31, 2019, the Fund had 2 accounts holding 96.60% of the total outstanding shares of the Fund. At September 30, 2019, the Fund had 1 account holding 83.28% of the total outstanding shares of the Fund.

10.  Recaptured Brokerage Commissions

Effective June 1, 2019, the Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. During the period ended October 31, 2019 and the period June 1, 2019 through September 30, 2019, the Fund did not recapture any brokerage commissions.

11.  Reorganization

Effective June 1, 2019, Class A and Institutional Class shareholders of the Predecessor Fund received Class A and Class R6 shares, respectively, of the Fund with an aggregate share net asset value

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

equal to the aggregate share net asset value of their shares in the Predecessor Fund immediately prior to the reorganization. The Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the reorganization is reflected in the Fund’s financial statements and financial highlights.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the Fund as noted below:

Class	Shares	Value
Class A	43,860	$727,970
Class R6(a)	302,879	$5,157,535
(a)	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.

12.  Federal Tax Information

The Fund did not make any distributions during the period ended October 31, 2019.

The tax character of distributions paid during the year ended September 30, 2019 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$174,865	$512,548	$687,413	$—	$687,413

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the year ended September 30, 2018 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,328,642	$—	$2,328,642	$—	$2,328,642

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$8,966	$26,669	$35,635	$—	$5,362,361	$5,397,996

Amounts designated as “—” are zero or have been rounded to zero.

*

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Notes to Financial Statements (Continued)

September 30, 2019 and October 31, 2019

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$8,966	$—	$8,966	$(48,218)	$1,556,271	$1,517,019

Amounts designated as “—” are zero or have been rounded to zero.

*

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of October 31, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$233,333,841	$7,359,263	$(1,993,232)	$5,366,031

As of September 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$4,918,037	$1,676,151	$(119,016)	$1,557,135

Post-October capital losses represent net capital losses realized on investment transactions from November 1, 2018 through September 30, 2019, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended September 30, 2019, the Fund elected to defer the following post-October capital losses.

Short-Term Capital Losses	Long-Term Capital Gains	Post-October Capital Loss Deferral
$118,903	$(70,685)	$48,218

13.   Subsequent Events

On December 4, 2019, in conjunction with the 15(c) Board meeting, certain of the Funds’ agreements were renewed. There were no significant changes to the terms of these agreements, outside of extending effective dates.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

This page intentionally left blank

Report of Independent Registered Public Accounting Firm

September 30, 2019 and October 31, 2019

To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide AllianzGI International Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide AllianzGI International Growth Fund (one of the series constituting Nationwide Mutual Funds, referred to hereafter as the “Fund”) as of October 31, 2019 and September 30, 2019, the related statements of operations for the period October 1, 2019 through October 31, 2019 and for the year ended September 30, 2019, the statements of changes in net assets for the period October 1, 2019 through October 31, 2019 and for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019 and September 30, 2019, the results of its operations for the period October 1, 2019 through October 31, 2019 and for the year ended September 30, 2019, the changes in its net assets for the period October 1, 2019 through October 31, 2019 and for each of the two years in the period ended September 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 and October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 10, 2019

We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Supplemental Information

September 30, 2019 and October 31, 2019 (Unaudited)

Other Federal Tax Information

For the taxable years ended September 30, 2019 and October 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2019 Form 1099-DIV.

For the taxable years ended September 30, 2019 and October 31, 2019, the Fund designates $512,548 and $0, respectively, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of September 30, 2019, the foreign source income for the Fund was $86,733 or $0.2454 per outstanding share. As of October 31, 2019, the foreign source income for the Fund was $0 or $0.0000 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of September 30, 2019, the foreign tax credit for the Fund was $35,788 or $0.1013 per outstanding share. As of October 31, 2019, the foreign tax credit for the Fund was $5,156 or $0.0004 per outstanding share.

Nationwide AllianzGI International Growth Fund — Initial Approval of Advisory Agreements

Summary of Factors Considered by the Board

At the December 4-5, 2018 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide AllianzGI International Growth Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Sub-advisory Agreement with Allianz Global Investors U.S., LLC (“Allianz”) (each, an

“Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Fund and Allianz in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Advisory Agreements.

The Trustees considered that the Fund was being organized in connection with a fund adoption transaction involving the AllianzGI International Growth Fund (the “Original Fund”), a series of Allianz Funds Multi-Strategy Trust, and that it was expected that the Original Fund would be reorganized into the Fund in connection with that transaction. They considered that Allianz was the investment adviser to the Original Fund, and that it was the expectation in connection with the fund adoption that Allianz would continue to serve as investment adviser to the Fund following the transaction.

In making their determinations, the Trustees took into account information provided to them as to Allianz, including information relating to Allianz’s investment strategy and process. The Trustees considered the experience of the investment personnel of Allianz who would be managing the Fund. The Trustees considered information concerning the past performance record of Allianz in managing the Original Fund. The Trustees considered the services proposed to be provided by NFA to the Fund, and the bases on which NFA determined to propose Allianz to serve as sub-adviser to the Fund.

The Trustees considered that the fund adoption agreement NFA entered into with Allianz contained a non-termination or “lock-up” provision, meaning that NFA would be obligated to pay Allianz additional compensation under certain circumstances if its sub-advisory agreement relating to the Fund should be terminated, and the circumstances under which NFA would be permitted to terminate Allianz without paying a termination fee.

Supplemental Information (Continued)

September 30, 2019 and October 31, 2019 (Unaudited)

The Board considered the advisory fee that NFA proposed for the Fund. The Board considered the category of peer funds to which NFA expected each Fund to be assigned by Lipper Inc., and considered information prepared by the Broadridge organization showing that the Fund’s anticipated actual investment management fee would rank in the second comparative quintile against a peer group selected by Broadridge, and that its net total expense ratio was expected to rank in the first comparative quintile. The Board also considered that the non-compensatory terms of the proposed Advisory Agreements were substantially similar in all material respects to the terms of advisory and sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.

The Board considered that the Fund’s proposed fee schedules to each of the Advisory Agreements include a breakpoint that should have the effect of passing on to the Fund’s shareholders some of the benefits of economies of scale.

The Board determined to defer any review of potential fallout benefits of the Advisory Agreements to NFA and Allianz, if any, until the Fund had been in operation for a reasonable period of time.

Based on these and other considerations, none of which was individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

Management Information

October 31, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	119

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	119

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	119

Management Information (Continued)

October 31, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	119

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	119

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	119

Management Information (Continued)

October 31, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	119

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	119

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	119

Management Information (Continued)

October 31, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Management Information (Continued)

October 31, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfundprospectuses. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. © 2019

AR-IG  (12/19)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)  (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)

If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

2

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit committee.

3(a)(2)	The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d):    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers LLP (“PwC”), for the registrant’s fiscal years ended September 30, 2018, September 30, 2019, and October 31, 2019, respectively.

	September 30, 2018	September 30, 2019	October 31, 2019

Audit Fees	$23,669	$27,000	$5,000
Audit-Related Fees	$0	$17,340	$0
Tax Fees(a)	$13,960	$13,105	$5,675
All Other Fees	$0	$0	$0

Total	$37,629	$57,445	$10,675

(a)	Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended September 30, 2018, September 30, 2019, and October 31, 2019, respectively.

3

	September 30, 2018	September 30, 2019	October 31, 2019

Audit-Related Fees	None	None	None
Tax Fees	None	None	None
All Other Fees	None	None	None

Total	None	None	None

(e)        (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal years ended September 30, 2018, September 30, 2019, and October 31, 2019, respectively:

	September 30, 2018	September 30, 2019	October 31, 2019

Audit-Related Fees	None	None	None
Tax Fees	None	None	None
All Other Fees	None	None	None

Total	None	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended September 30, 2018, September 30, 2019, and October 31, 2019, respectively:

4

	September 30, 2018	September 30, 2019	October 31, 2019

Audit-Related Fees	N/A	N/A	N/A
Tax Fees	N/A	N/A	N/A
All Other Fees	N/A	N/A	N/A

Total	N/A	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal-years ended September 30, 2019 and October 31, 2019, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended September 30, 2018, September 30, 2019 and October 31, 2019, were $2,998,017, $1,493,782, and $0, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR §240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

5

Item 6.  Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

6

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR § 240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 11, 2019, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the periods covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

7

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable.

(a)(4) Change in the Registrant’s independent public accountant.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

8

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*		/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	December 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*		/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	December 12, 2019

By (Signature and Title)*		/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	December 12, 2019

* Print the name and title of each signing officer under his or her signature.

9